Premises and Equipment (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013 Building	Mar. 31, 2012	Mar. 31, 2011
Premises and Equipment (Textual) [Abstract]
Land held for sale write downs to fair value	$ 99,000	$ 156,000	$ 397,000
Premises and Equipment (Additional Textual) [Abstract]
Net gain loss on sale of other assets			2,000
Rental expenses related to occupancy of leased premises	538,000	429,000	430,000
Number of bank leases building spaces	6
Land and land improvements [Member]
Premises and Equipment (Textual) [Abstract]
Land held for sale			1,160,000
Premises and equipment [Member]
Premises and Equipment (Textual) [Abstract]
Net gain loss on sale of assets			329,000
Land, buildings and improvements [Member]
Premises and Equipment (Textual) [Abstract]
Net gain loss on sale of assets			339,000
Furnishings and equipment [Member]
Premises and Equipment (Textual) [Abstract]
Net gain loss on sale of assets			$ 10,000